Cover	Mar. 11, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 11, 2026
Registrant Name	Viant Technology Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40015
Entity Tax Identification Number	85-3447553
Entity Address, Address Line One	2722 Michelson Drive
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92612
City Area Code	949
Local Phone Number	861-8888
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $0.001 per share
Trading Symbol	DSP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Central Index Key	0001828791
Amendment Flag	false